Related party transactions (Tables)	9 Months Ended
Sep. 30, 2026
Related Party [Abstract]
Schedule of transactions between related parties	We have the following related parties during the nine months ended September 30, 2026 and 2025:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Royalty expense	$2,025	$346	$4,699	$1,200
Other expense	$1,173	$1,455	$3,867	$4,872
Amounts due to and from DoubleU Games are as follows (in thousands):

	September 30, 2026	December 31, 2025
Accounts payable and accrued expenses	$2,556	$1,571
Other receivables	11	6
Details of our borrowing transactions with DoubleU Games are as follows (in thousands):

	September 30, 2026	December 31, 2025
4.6% Senior notes with related party	$36,808	$34,846
Accrued interest on 4.6% Senior Notes with related party	$589	$2,562

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Payments	$—	$—	$3,144	$—
Interest expense	407	419	1,178	1,218
Details of our lease with DoubleU Games are as follows (in thousands):

	September 30, 2026	December 31, 2025
Right-of-use assets	$2,359	$1,682
Lease liabilities	2,544	1,797

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Payments	$321	$177	$937	$520
Interest expenses	26	24	82	74